As filed with the Securities and Exchange Commission on November 24, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period September 30, 2015

Item 1. Schedule of Investments.

Trillium Mutual Funds
Portfolio 21 Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Automobiles & Components: 2.6%
400,000	BYD Co. Ltd. (China) (a)	$2,129,154
85,000	Denso Corp. (Japan)	3,600,504
115,000	Johnson Controls, Inc. (United States)	4,756,400
		10,486,058
Banks: 7.1%
600,852	Banco Santander SA (Spain)	3,194,995
220,000	DGB Financial Group (South Korea)	1,956,398
250,000	Hang Seng Bank Ltd. (Hong Kong)	4,509,611
447,420	New Resource Bank (United States) (a) (b) (c)	2,237,100
33,000	PNC Financial Services Group, Inc. (United States)	2,943,600
40,000	SVB Financial Group (United States) (a)	4,621,600
125,000	The Toronto Dominion Bank (Canada)	4,926,939
200,000	Westpac Banking Corp. (Australia)	4,201,390
		28,591,633
Capital Goods: 7.0%
155,000	Atlas Copco AB - Class A (Sweden)	3,727,598
72,266	Eaton Corp. PLC (Ireland) (d)	3,707,246
13,500	Geberit AG (Switzerland)	4,129,862
165,738	Koninklijke Philips Electronics NV (Netherlands)	3,899,314
275,000	Kubota Corp. (Japan)	3,784,665
225,000	Quanta Services, Inc. (United States) (a)	5,447,250
40,000	Siemens AG (Germany)	3,573,498
		28,269,433
Commercial & Professional Services: 3.6%
1,200,000	China Everbright International Ltd. (Hong Kong)	1,685,784
112,000	Intertek Group (United Kingdom)	4,133,077
65,000	Verisk Analytics, Inc. (United States) (a)	4,804,150
81,000	Waste Management, Inc. (United States)	4,034,610
		14,657,621
Consumer Durables & Apparel: 2.7%
57,000	Nike, Inc. (United States)	7,009,290
385,000	Panasonic Corp. (Japan)	3,896,248
		10,905,538
Consumer Services: 2.4%
270,000	Compass Group PLC (United Kingdom)	4,312,667
27,500	Panera Bread Co. - Class A (United States) (a) (d)	5,318,775
		9,631,442
Diversified Financials: 4.1%
57,000	American Express Co. (United States)	4,225,410
90,000	Bank of New York Mellon Corp. (United States)	3,523,500
19,000	IntercontinentalExchange Group, Inc. (United States)	4,464,810
70,000	MSCI, Inc. (United States) (d)	4,162,200
		16,375,920

Energy: 1.0%
100,000	Koninnklijke Vopak NV (Netherlands)	3,998,343

Food, Beverage & Tobacco: 1.0%
65,000	Danone (France)	4,103,027

Food & Staples Retailing: 3.7%
55,000	CVS Health Corp. (United States)	5,306,400
365,000	Jeronimo Martins, SGPS, SA (Portugal)	4,926,185
100,000	United Natural Foods, Inc. (United States) (a)	4,851,000
		15,083,585
Health Care Equipment & Services: 3.7%
67,000	Coloplast A/S (Denmark)	4,750,231
500,000	Elekta AB (Sweden) (d)	3,328,343
65,000	Medtronic PLC (Ireland)	4,351,100
50,000	Sysmex Corp. (Japan)	2,640,588
		15,070,262
Household & Personal Products: 2.3%
25,000	L'Oreal (France)	4,345,376
120,000	Unilever NV (Netherlands)	4,810,225
		9,155,601
Insurance: 3.0%
27,000	Allianz SE (Germany)	4,241,533
85,000	MetLife, Inc. (United States)	4,007,750
40,000	The Travelers Companies, Inc. (United States)	3,981,200
		12,230,483
Materials: 6.5%
100,000	Croda International PLC (United Kingdom)	4,103,359
46,000	Ecolab, Inc. (United States)	5,047,120
100,000	Johnson Matthey PLC (United Kingdom)	3,707,572
100,000	Novozymes A/S - Class B (Denmark)	4,364,213
42,000	Praxair, Inc. (United States)	4,278,120
165,000	Svenska Cellulosa AB - Class B (Sweden)	4,617,052
		26,117,436
Media: 1.1%
260,000	Reed Elsevier PLC (United Kingdom)	4,459,360

Pharmaceuticals, Biotechnology & Life Sciences: 9.0%
19,000	Biogen, Inc. (United States) (a)	5,544,390
105,000	Merck & Co., Inc. (United States)	5,185,950
48,000	Novartis AG (Switzerland)	4,411,771
145,000	Novo-Nordisk A/S - Class B (Denmark)	7,824,863
29,000	Roche Holdings AG (Switzerland)	7,698,675
47,000	Waters Corp. (United States) (a)	5,555,870
		36,221,519
Real Estate: 3.1%
170,000	Daiwa House Industry Co. Ltd. (Japan)	4,214,448
27,000	Jones Lang Lasalle, Inc. (United States)	3,881,790
17,000	Unibail-Rodamco SE-REIT (France)	4,406,150
		12,502,388

Retailing: 4.1%
96,000	The TJX Companies, Inc. (United States)	6,856,320
66,000	Tractor Supply Co. (United States)	5,565,120
575,000	Woolworths Holdings Ltd. (South Africa)	4,024,289
		16,445,729
Semiconductors & Semiconductor Equipment: 3.7%
94,000	First Solar, Inc. (United States) (a)	4,018,500
4,000	Samsung Electronic Co. Ltd. (South Korea)	3,837,815
85,000	SunPower Corp. (United States) (a) (d)	1,703,400
270,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	5,602,500
		15,162,215
Software & Services: 10.7%
40,000	Accenture PLC (Ireland)	3,930,400
62,000	Adobe Systems, Inc. (United States) (a)	5,097,640
100,000	Amadeus IT Holding SA (Spain)	4,284,541
50,000	Ansys, Inc. (United States) (a)	4,407,000
15,000	Alphabet, Inc. - Class A (United States) (a)	9,575,550
30,000	Intuit, Inc. (United States) (d)	2,662,500
115,000	PayPal Holdings, Inc. (United States) (a)	3,569,600
70,000	SAP SE (Germany)	4,534,883
75,000	Visa, Inc. (United States)	5,224,500
		43,286,614
Technology Hardware & Equipment: 4.1%
64,000	Apple, Inc. (United States)	7,059,200
210,000	Cisco Systems, Inc. (United States)	5,512,500
395,000	Ericsson (Sweden)	3,874,803
		16,446,503
Telecommunication Services: 3.2%
365,000	China Mobile Ltd. (Hong Kong)	4,368,963
190,000	KDDI Corp. (Japan)	4,252,790
100,000	Verizon Communications, Inc. (United States) (d)	4,351,000
		12,972,753
Transportation: 4.6%
28,000	Canadian Pacific Railway Ltd. (Canada)	4,018,823
55,000	East Japan Railway Co. (Japan)	4,634,611
55,000	Ryder Systems, Inc. (United States)	4,072,200
61,000	United Parcel Service, Inc. (United States)	6,020,090
		18,745,724
Utilities: 3.3%
2,000,000	Enel Green Power SpA (Italy)	3,781,737
165,000	ITC Holdings Corp. (United States)	5,501,100
50,000	Red Electrica Corporacion SA (Spain)	4,151,812
		13,434,649
TOTAL COMMON STOCKS
(Cost $347,211,614)		394,353,836

PREFERRED STOCKS: 0.6%
Banks: 0.6%
480,000	Banco Bradesco SA - ADR (Brazil) (d)	2,572,800
TOTAL PREFERRED STOCKS
(Cost $5,727,740)		2,572,800

SHORT-TERM INVESTMENTS: 1.4%
Money Market Funds: 1.4%
5,637,125	First American Prime Obligations Fund - Class Z, 0.050% (United States)^	5,637,125
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,637,125)	5,637,125

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 1.3%
Money Market Funds: 1.3%
5,498,600	First American Prime Obligations Fund - Class Z, 0.050% (United States)^	5,498,600
TOTAL INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $5,498,600)	5,498,600

TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $364,075,079)	408,062,361
Liabilities in Excess of Other Assets: (0.9)%	(3,831,782)
TOTAL NET ASSETS: 100.0%	$404,230,579

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of September 30, 2015 the total market value of illiquid securities was $2,237,100 or 0.6% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance June 30, 2015	Purchases	Sales	Share Balance September 30, 2015	Realized Gain (Loss)	Dividend Income	Value June 30, 2015	Acquisition Cost
New Resource Bank	447,420	-	-	447,420	$-	$-	$2,237,100	$1,968,648
Total							$2,237,100	$1,968,648

(d)
This security or a portion of this security was out on loan at September 30, 2015.  As of September 30, 2015 the total market value of loaned securities was $5,108,900 or 1.3% of net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
^	Seven-day yield as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 were as follows+:

	Cost of investments	$364,075,529
	Gross unrealized appreciation	72,932,692
	Gross unrealized depreciation	(28,945,860)
	Net unrealized appreciation	$43,986,832
+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Country	Percent of Total Net Assets
Australia	1.0%
Brazil	0.6%
Canada	2.2%
China	0.5%
Denmark	4.2%
France	3.2%
Germany	3.1%
Hong Kong	2.6%
Ireland	3.0%
Italy	0.9%
Japan	6.7%
Netherlands	3.1%
Portugal	1.2%
South Africa	1.0%
South Korea	1.4%
Spain	2.9%
Sweden	3.9%
Switzerland	4.0%
Taiwan	1.4%
United Kingdom	5.1%
United States	48.9%
Liabilities in Excess of Other Assets:	-0.9%
100.0%

The following is a summary of the arrangements subject to offsetting as of September 30, 2015:
					Gross Amounts Not Offset in the Statements of Assets & Liabilities
		Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Assets:
	Investments purchased with cash proceeds from securities lending	$5,498,600	$-	$5,498,600	$5,498,600	$-	$-
Liabilities:
	Collateral received for securities loaned	$5,498,600	$-	$5,498,600	$5,498,600	$-	$-

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$4,756,400	$5,729,658	$–	$10,486,058
Banks	14,729,239	13,862,394	–	28,591,633
Capital Goods	9,154,496	19,114,937	–	28,269,433
Commercial & Professional Services	8,838,760	5,818,861	–	14,657,621
Consumer Durables & Apparel	7,009,290	3,896,248	–	10,905,538
Consumer Services	5,318,775	4,312,667	–	9,631,442
Diversified Financials	16,375,920	–	–	16,375,920
Energy	–	3,998,343	–	3,998,343
Food, Beverage & Tobacco	–	4,103,027	–	4,103,027
Food & Staples Retailing	10,157,400	4,926,185	–	15,083,585
Health Care Equipment & Services	4,351,100	10,719,162	–	15,070,262
Household & Personal Products	–	9,155,601	–	9,155,601
Insurance	7,988,950	4,241,533	–	12,230,483
Materials	9,325,240	16,792,196	–	26,117,436
Media	–	4,459,360	–	4,459,360
Pharmaceuticals, Biotechnology & Life Sciences	16,286,210	19,935,309	–	36,221,519
Real Estate	3,881,790	8,620,598	–	12,502,388
Retailing	12,421,440	4,024,289	–	16,445,729
Semiconductors & Semiconductor Equipment	11,324,400	3,837,815	–	15,162,215
Software & Services	34,467,190	8,819,424	–	43,286,614
Technology Hardware & Equipment	12,571,700	3,874,803	–	16,446,503
Telecommunication Services	4,351,000	8,621,753	–	12,972,753
Transportation	14,111,113	4,634,611	–	18,745,724
Utilities	5,501,100	7,933,549	–	13,434,649
Total Common Stocks	212,921,513	181,432,323	-	394,353,836
Preferred Stocks
Banks	2,572,800	–	–	2,572,800
Total Preferred Stocks	2,572,800	–	–	2,572,800
Short-Term Investments	5,637,125	–	-	5,637,125
Investment Purchased with Cash
Proceeds from Securities Lending	5,498,600	–	–	5,498,600
Total Investments in Securities	$226,630,038	$181,432,323	$–	$408,062,361

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. No transfers were made into or out of Level 3 during the period ended September 30, 2015.

During the period ended September 30, 2015 transfers were made out of Level 2 into Level 1. The security transferred to Level 1 as it was valued using a closing price provided by a third party pricing service. Please refer to the Notes for Financial Statements in the Fund's most recent annual report for additional information on valuation.

Transfers into Level 2	$-
Transfers out of Level 2	(2,237,100)
Net transfers in and/or out of Level 2	$(2,237,100)

Transfers into Level 1	$2,237,100
Transfers out of Level 1	–
Net transfers in and/or out of Level 1	$2,237,100

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 92.4%
Banks: 9.9%
439	Eagle Bancorp, Inc. (a)	$19,975
510	East West Bancorp, Inc.	19,594
391	First Republic Bank	24,542
175	SVB Financial Group (a)	20,219
1,197	Umpqua Holdings Corp.	19,511
		103,841
Capital Goods: 13.6%
67	Acuity Brands, Inc.	11,764
164	AO Smith Corp.	10,691
270	Donaldson Co., Inc.	7,582
315	Hexcel Corp.	14,131
337	Lincoln Electric Holdings, Inc.	17,669
231	Middleby Corp. (a)	24,299
688	Quanta Services, Inc. (a)	16,656
266	SolarCity Corp. (a)	11,361
188	Westinghouse Air Brake Technologies Corp.	16,553
344	Xylem, Inc.	11,300
		142,006
Commercial & Professional Services: 1.2%
543	Interface, Inc.	12,185

Consumer Durables & Apparel: 6.1%
334	Deckers Outdoor Corp. (a)	19,391
607	Jarden Corp. (a)	29,670
283	Lululemon Athletica, Inc. (a)	14,334
		63,395
Consumer Services: 2.9%
107	Panera Bread Co. - Class A (a)	20,695
141	Starwood Hotels & Resorts Worldwide, Inc.	9,374
		30,069
Diversified Financials: 2.6%
256	Stifel Financial Corp. (a)	10,778
1,017	WisdomTree Investments, Inc.	16,404
		27,182
Energy: 1.8%
300	Atwood Oceanics, Inc.	4,443
151	ONEOK, Inc.	4,862
773	Superior Energy Services, Inc.	9,763
		19,068
Food & Staples Retailing: 2.9%
625	United Natural Foods, Inc. (a)	30,319

Food, Beverage & Tobacco: 1.2%
308	The WhiteWave Foods Co. (a)	12,366

Health Care Equipment & Services: 6.1%
314	DENTSPLY International, Inc.	15,879
627	Hologic, Inc. (a)	24,535
742	Omnicell, Inc. (a)	23,076
		63,490
Household & Personal Products: 1.1%
133	Church & Dwight Co., Inc.	11,159

Insurance: 3.4%
1,665	Genworth Financial, Inc. (a)	7,692
420	Horace Mann Educators Corp.	13,953
151	Reinsurance Group America, Inc.	13,679
		35,324
Materials: 5.5%
373	Minerals Technologies, Inc.	17,964
538	Owens-Illinois, Inc. (a)	11,147
296	Sealed Air Corp.	13,876
377	Sonoco Products Co.	14,229
		57,216
Media: 2.5%
388	IMAX Corp. (a)	13,111
271	John Wiley & Sons, Inc. - Class A	13,558
		26,669
Pharmaceuticals, Biotechnology & Life Sciences: 3.4%
573	Cambrex Corp. (a)	22,736
108	Waters Corp. (a)	12,767
		35,503
Real Estate: 3.2%
439	CBRE Group, Inc. (a)	14,048
985	Forest City Enterprises, Inc. (a)	19,828
		33,876
Retailing: 2.6%
367	The Mens Wearhouse, Inc.	15,605
159	Nordstrom, Inc.	11,402
		27,007
Semiconductors & Semiconductor Equipment: 3.6%
347	First Solar, Inc. (a)	14,834
263	NXP Semiconductors NV (a)	22,900
		37,734
Software & Services: 5.1%
211	Akamai Technologies, Inc. (a)	14,572
185	ANSYS, Inc. (a)	16,306
640	EnerNOC, Inc. (a)	5,056
248	LogMeIn, Inc. (a)	16,903
		52,837
Technology Hardware & Equipment: 7.2%
245	F5 Networks, Inc. (a)	28,370
124	IPG Photonics Corp. (a)	9,420
100	Palo Alto Networks, Inc. (a)	17,200
219	Rogers Corp. (a)	11,647
533	Trimble Navigation Ltd. (a)	8,752
		75,389

Telecommunication Services: 1.1%
109	SBA Communications Corp. (a)	11,417

Transportation: 1.3%
195	JB Hunt Transport Services, Inc.	13,923

Utilities: 4.1%
414	Avista Corp.	13,766
321	ITC Holdings Corp.	10,702
537	Ormat Technologies, Inc.	18,274
		42,742
TOTAL COMMON STOCKS
(Cost $1,015,804)		964,717

REAL ESTATE INVESTMENT TRUSTS: 4.6%
Real Estate: 4.6%
476	Acadia Realty Trust	14,313
495	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,524
394	LaSalle Hotel Properties	11,186
421	Tanger Factory Outlet Centers, Inc.	13,880
		47,903
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $49,470)		47,903

EXCHANGE TRADED FUNDS: 1.5%
351	PowerShares Dynamic Biotechnology & Genome Portfolio ETF	16,048
TOTAL EXCHANGE TRADED FUNDS
(Cost $18,859)		16,048

SHORT-TERM INVESTMENTS: 1.5%
Money Market Funds: 1.5%
15,934	First American Prime Obligations Fund - Class Z, 0.050%*	15,934
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,934)		15,934

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $1,100,067)		1,044,602
Other Assets in Excess of Liabilities: 0.0%^		322
TOTAL NET ASSETS: 100.0%		$1,044,924

(a)	Non-income producing security.
*	Seven-day yield as of September 30, 2015.
^	Less than 0.05%
ETF	Exchange Traded Fund

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

The cost basis of investments for federal income tax purposes at September 30, 2015 were as follows+:

Cost of investments	$1,100,067
Gross unrealized appreciation	10,280
Gross unrealized depreciation	(65,745)
Net unrealized appreciation	$(55,465)

+ Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as Trillium Small/Mid Cap Fund (the "Fund") has not yet had a fiscal year end.

Trillium Mutual Funds

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015.

	Level 1	Level 2	Level 3	Total
Common Stocks	$964,717	$–	$–	$964,717
Real Estate Investment Trusts	47,903	-	-	47,903
Exchange Traded Funds	16,048	-	-	16,048
Short-Term Investments	15,934	-	-	15,934
Total Investments in Securities	$1,044,602	$-	$-	$1,044,602

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 for the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
 Elaine E. Richards, President

Date  November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
 Elaine E. Richards, President

Date  November 12, 2015

By (Signature and Title)* /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date  November 23, 2015

* Print the name and title of each signing officer under his or her signature.